EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of share-based payments arrangements [Abstract]
Disclosure of net defined benefit liability (asset)
The employee benefits obligations are as follows:

	2021	2020
Funded defined benefit pension obligations	$761.5	$649.2
Fair value of plan assets	641.9	530.1
Funded defined benefit pension obligations – net	$119.6	$119.1
Unfunded defined benefit pension obligations	102.6	93.7
Employee benefits obligations	$222.2	$212.8

Changes in funded defined benefit pension obligations and fair value of plan assets are as follows:

			2021			2020
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$576.9	$72.3	$649.2	$597.2	$67.2	$664.4
Current service cost	28.4	2.4	30.8	30.4	2.1	32.5
Interest cost	20.5	1.1	21.6	18.0	1.1	19.1
Past service cost	1.0	(2.8)	(1.8)	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	(0.6)	(1.7)	(2.3)	9.2	0.4	9.6
Economic assumptions	72.3	9.1	81.4	(64.3)	0.5	(63.8)
Demographic assumptions	—	(1.3)	(1.3)	—	(0.4)	(0.4)
Employee contributions	7.4	0.5	7.9	7.2	0.6	7.8
Pension benefits paid	(18.9)	(1.4)	(20.3)	(20.8)	(1.5)	(22.3)
Foreign currency exchange differences	—	(3.7)	(3.7)	—	2.3	2.3
Pension obligations, end of year	$687.0	$74.5	$761.5	$576.9	$72.3	$649.2
Fair value of plan assets, beginning of year	$467.8	$62.3	$530.1	$485.3	$58.4	$543.7
Interest income	16.9	1.0	17.9	14.9	0.9	15.8
Return on plan assets, excluding amounts
included in interest income	79.7	6.3	86.0	(40.0)	(0.2)	(40.2)
Employer contributions	22.7	1.9	24.6	22.1	2.3	24.4
Employee contributions	7.4	0.5	7.9	7.2	0.6	7.8
Pension benefits paid	(18.9)	(1.4)	(20.3)	(20.8)	(1.5)	(22.3)
Administrative costs	(0.9)	(0.2)	(1.1)	(0.9)	(0.2)	(1.1)
Foreign currency exchange differences	—	(3.2)	(3.2)	—	2.0	2.0
Fair value of plan assets, end of year	$574.7	$67.2	$641.9	$467.8	$62.3	$530.1

Changes in unfunded defined benefit pension obligations are as follows:

			2021			2020
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$78.0	$15.7	$93.7	$77.2	$14.7	$91.9
Current service cost	3.2	0.6	3.8	3.3	0.6	3.9
Interest cost	2.6	0.2	2.8	2.1	0.2	2.3
Past service cost	—	—	—	—	(0.1)	(0.1)
Actuarial loss (gain) arising from:
Experience adjustments	—	—	—	7.7	(0.6)	7.1
Economic assumptions	7.9	(0.8)	7.1	(7.2)	1.1	(6.1)
Pension benefits paid	(3.1)	(0.7)	(3.8)	(2.8)	(0.7)	(3.5)
Business combinations	—	—	—	(2.3)	—	(2.3)
Foreign currency exchange differences	—	(1.0)	(1.0)	—	0.5	0.5
Pension obligations, end of year	$88.6	$14.0	$102.6	$78.0	$15.7	$93.7

Disclosure of additional information about defined benefit plans
Net pension cost is as follows:

			2021			2020
Canadian		Foreign	Total	Canadian	Foreign	Total
Funded plans
Current service cost	$28.4	$2.4	$30.8	$30.4	$2.1	$32.5
Interest cost	20.5	1.1	21.6	18.0	1.1	19.1
Interest income	(16.9)	(1.0)	(17.9)	(14.9)	(0.9)	(15.8)
Past service cost	1.0	(2.8)	(1.8)	—	—	—
Administrative cost	0.9	0.2	1.1	0.9	0.2	1.1
Net pension cost of funded plans	$33.9	$(0.1)	$33.8	$34.4	$2.5	$36.9
Unfunded plans
Current service cost	$3.2	$0.6	$3.8	$3.3	$0.6	$3.9
Interest cost	2.6	0.2	2.8	2.1	0.2	2.3
Past service cost	—	—	—	—	(0.1)	(0.1)
Net pension cost of unfunded plans	$5.8	$0.8	$6.6	$5.4	$0.7	$6.1
Total net pension cost	$39.7	$0.7	$40.4	$39.8	$3.2	$43.0

Disclosure of fair value of plan assets	Fair value of the plan assets, by major categories, are as follows:

(amounts in millions)			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Canadian plans
Equity funds
Canadian	$—	$78.2	$78.2	$—	$55.2	$55.2
Foreign	—	187.3	187.3	—	165.7	165.7
Bond funds
Government	—	113.0	113.0	—	92.2	92.2
Corporate	—	104.3	104.3	—	85.2	85.2
Cash and cash equivalents	—	11.2	11.2	—	4.3	4.3
Other	—	80.7	80.7	—	65.2	65.2
Total Canadian plans	$—	$574.7	$574.7	$—	$467.8	$467.8
Foreign plans
Insured annuities	$—	$60.3	$60.3	$—	$55.9	$55.9
Equity instruments	2.6	—	2.6	2.4	—	2.4
Debt instruments
Corporate	3.7	—	3.7	3.5	—	3.5
Other	—	0.6	0.6	—	0.5	0.5
Total Foreign plans	$6.3	$60.9	$67.2	$5.9	$56.4	$62.3
Total plans	$6.3	$635.6	$641.9	$5.9	$524.2	$530.1

Assumptions for defined benefit plans
Significant assumptions (weighted average) used are as follows:

		Canadian		Foreign
	2021	2020	2021	2020
Pension obligations as at March 31:
Discount rate	3.32%	3.96%	1.06%	1.46%
Compensation rate increases	3.65%	3.66%	3.01%	2.92%
Net pension cost for years ended March 31:
Discount rate	3.96%	3.33%	1.46%	1.64%
Compensation rate increases	3.66%	3.66%	2.92%	2.92%
Assumptions regarding future mortality are based on actuarial advice in accordance with published statistics and mortality tables and experience in each territory. The mortality tables and the average life expectancy in years for a member age 45 and 65 are as follows:

As at March 31, 2021		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.5	22.1	25.6	24.3
Netherlands	AG2020	23.3	21.4	25.3	23.4
Germany	Heubeck RT2018G	23.1	20.3	26.0	23.8
United Kingdom	S2PxA CMI 2020	23.0	22.0	25.2	23.9
United States	CPM private tables	24.8	23.4	26.3	25.0

As at March 31, 2020		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.5	22.0	25.6	24.3
Netherlands	AG2018	23.9	21.8	25.9	23.7
Germany	Heubeck RT2018G	23.0	20.2	25.9	23.7
United Kingdom	S2PxA CMI 2018	23.1	22.0	25.1	22.0
United States	CPM private tables	24.7	23.3	26.2	24.9

Disclosure of sensitivity analysis for actuarial assumptions
The impact on the defined benefit obligation as a result of a 0.25% change in the significant assumptions as at March 31, 2021 are as follows:

		Funded plans	Unfunded plans
Canadian		Foreign	Canadian	Foreign	Total
Discount rate:
Increase	$(30.3)	$(3.8)	$(2.9)	$(0.4)	$(37.4)
Decrease	32.5	4.1	3.1	0.5	40.2
Compensation rate:
Increase	8.3	0.2	0.5	—	9.0
Decrease	(8.5)	(0.2)	(0.5)	—	(9.2)

Expected future employer contribution
Contributions reflect actuarial assumptions of future investment returns, salary projections and future service benefits. The expected employer contributions and expected benefits paid for the next fiscal year are as follows:

	Canadian	Foreign	Total
Expected employer contributions in funded plans	$22.3	$2.3	$24.6
Expected benefits paid in unfunded plans	3.5	0.7	4.2